Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 2,140	$ 2,117
Equity securities-unlisted company	23,554	21,650
Subtotal	25,694	23,767
Financial assets at fair value through others comprehensive income
Equity securities-listed company	27,932	1,128
Equity securities-unlisted company	294	507
Total	53,920	25,402
Level 1
Financial Assets at Fair Value Through Profit or Loss
Money market fund	2,140	2,117
Equity securities-unlisted company		0
Subtotal	2,140	2,117
Financial assets at fair value through others comprehensive income
Equity securities-listed company	3,774	1,128
Equity securities-unlisted company		0
Total	5,914	3,245
Level 2
Financial Assets at Fair Value Through Profit or Loss
Money market fund		0
Equity securities-unlisted company		0
Subtotal		0
Financial assets at fair value through others comprehensive income
Equity securities-listed company	24,158	0
Equity securities-unlisted company		0
Total	24,158	0
Level 3
Financial Assets at Fair Value Through Profit or Loss
Money market fund		0
Equity securities-unlisted company	23,554	21,650
Subtotal	23,554	21,650
Financial assets at fair value through others comprehensive income
Equity securities-listed company		0
Equity securities-unlisted company	294	507
Total	$ 23,848	$ 22,157